UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
April 1, 2014 to June 30, 2014

Date of Report (Date of earliest event reported): February 9, 2018

Securitizer name: SolarCity LMC Series II, LLC

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001730433

Todd A. Maron, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In April 2014, SolarCity LMC Series II, LLC (the “Issuer”) completed its first issuance of solar asset-backed securities. The underlying transaction agreements relating to this issuance provide covenants of Tesla Energy Operations, Inc. (the “Originator”) and SolarCity Series Holdings II, LLC (the “Depositor”) to repurchase individual pool assets (the “Solar Assets”) from the Depositor and the Issuer, respectively, upon the breach of certain representations and warranties made by the Originator and the Depositor concerning the Solar Assets. Neither the Originator nor the Depositor received any demand to repurchase any of the Solar Assets during the quarterly period ending on June 30, 2014. Accordingly, the Issuer has no repurchase demand activity to report, which it has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARCITY LMC SERIES II, LLC

By:	/s/ Radford Small
Name:	Radford Small
Title:	Treasurer

Date: February 9, 2018